SCHEDULE OF SENSITIVITY ANALYSIS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Impact of: 1% increase	$ (4,775)	$ (4,974)
1% decrease	5,720	6,013
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Impact of: 1% increase	5,856	6,128
1% decrease